Consolidated Statements of Shareholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares of treasury stock sold (in shares)	2,957	1,715	1,126
Cash dividends declared per share (in dollars per share)	$ 0.52	$ 0.48	$ 0.48
Repurchase of shares (in shares)	4,220	0	0